Summary of Significant Accounting Policies (Details) - 12 months ended Dec. 31, 2017	USD ($)	HKD ($)	CNY (¥)
Success Green Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Entity Incorporation, State Country Name	BVI
Attributable equity interest	100.00%
Authorized capital | $	$ 50,000
Success Green International Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Entity Incorporation, State Country Name	HK
Attributable equity interest	100.00%
Authorized capital | $		$ 1
Shenzhen Zhenlongbao Investment Consulting Co Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Entity Incorporation, State Country Name	PRC
Attributable equity interest	100.00%
Authorized capital | ¥			¥ 10,000,000
Zhaoqing Nengcheng Import And Export Co Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Entity Incorporation, State Country Name	PRC
Attributable equity interest	100.00%
Authorized capital | ¥			¥ 79,083,300